Short Term Bank Loans and Banking Facilities - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2014 Hong Kong [Member] USD ($)	Mar. 31, 2014 Hong Kong [Member] HKD	Mar. 31, 2013 Hong Kong [Member] USD ($)	Mar. 31, 2013 Hong Kong [Member] HKD	Mar. 31, 2014 Mainland China [Member] USD ($)	Mar. 31, 2014 Mainland China [Member] CNY	Mar. 31, 2013 Mainland China [Member] USD ($)	Mar. 31, 2013 Mainland China [Member] CNY
Line of Credit Facility [Line Items]
Amount deposited with bank and available-for-sales investments under security agreement			$ 1,289,108	10,000,000
Credit facilities with number of banks	13,212,260	15,880,533	1,289,108	10,000,000	1,288,244	10,000,000
Credit facilities utilized amount	7,279,629	4,826,241	1,032,334	8,008,123	4,827,607	10,599	6,248,342	38,832,198
Banking Facilities unutilized amount			$ 256,775	1,991,877	$ 1,286,878	9,989,401	$ 5,674,809	35,267,802	$ 9,766,048	60,661,802
Weighted average interest rate on bank loans	0.55%	0.48%
Average maturity period on bank loans	74 days	189 days